Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended											12 Months Ended		9 Months Ended	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Long-term Growth [Member]	Dec. 31, 2013 Near-term Benefit Payments [Member]	Dec. 31, 2013 Equity Securities [Member]	Dec. 31, 2013 Limited Partnership Interests and Managed Equity Funds [Member]	Dec. 31, 2013 Bond Mutual Fund Holdings [Member]	Dec. 31, 2013 Cash [Member] U.K. Pension Plan [Member]	Dec. 31, 2013 Cash [Member]	Dec. 31, 2013 Bond Option [Member] U.K. Pension Plan [Member]	Dec. 31, 2013 Equity Funds [Member] U.K. Pension Plan [Member]	Dec. 31, 2013 Retiring Prior to March 31, 1989 [Member]	Dec. 31, 2013 Retiring After April 1, 1989 [Member]	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2013 Minimum [Member] Other Postretirement Benefit Plan [Member]	Dec. 31, 2013 Maximum [Member] Other Postretirement Benefit Plan [Member]	Dec. 31, 2013 Pension Plan [Member]	Dec. 31, 2012 Pension Plan [Member]	Dec. 31, 2013 SERP [Member]	Dec. 31, 2012 SERP [Member]	Dec. 31, 2013 U.K. Pension Plan [Member]	Dec. 31, 2012 U.K. Pension Plan [Member]	Dec. 31, 2013 Other Foreign Defined Benefit Plans [Member] Retirement Benefits [Member]	Dec. 31, 2012 Other Foreign Defined Benefit Plans [Member] Retirement Benefits [Member]	Dec. 31, 2013 Other Foreign Defined Benefit Plans [Member]	Dec. 31, 2012 Other Foreign Defined Benefit Plans [Member]	Dec. 31, 2013 Other Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) [Line Items]
Pension and Other Postretirement Benefit Expense	$ (2,742)	$ 3,544	$ 3,209	$ 1,873
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments																3,028
Defined Benefit Plan, Benefit Obligation																			131,303	137,078	6,055	7,276	67,567	68,564	3,719	3,698	3,776	3,741
Defined Benefit Plan, Target Plan Asset Allocations					75.00%	25.00%
Defined Benefit Plan, Actual Plan Asset Allocations							22.00%	65.00%	9.00%	5.00%	4.00%	82.00%	13.00%
Annual Cost Increase for Post-retirement Medical Benefits, Limit														5.00%	3.00%		3.00%	5.00%
Defined Benefit Plan, Benefit Obligation, Percentage Allocated to Retirees																													28.00%
Defined Benefit Plan, Benefit Obligation, Percentage Allocated to Fully Eligible Active Participants																													42.00%
Defined Benefit Plan, Benefit Obligation, Percentage Allocated to Other Active Participants																													30.00%
Defined Benefit Plan, Accumulated Benefit Obligation	$ 191,810		$ 194,183